Net Gain From Measurement Of Financial Instruments At Fair Value	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Net gain from Measurement of Financial Instruments
33.	NET GAIN FROM MEASUREMENT OF FINANCIAL INSTRUMENTS AT FAIR VALUE

Description	12/31/2020	12/31/2019	12/31/2018
Gain from government securities	10,076,885	2,570,385	1,145,974
Gain from private securities	847,819	1,133,530	682,391
Gain from derivative financial instruments
Forward transactions	75,950	2,051,535	522,385
Put options	417,029	769,490
Gain from other financial assets	2,658	246,356	524,281
Gain from equity instruments at fair value through profit or loss	2,523,585	4,530,493	27,976
Gain / (Loss) from sales or derecognition of financial assets at fair value	34,768	(502,031)	(261,178)

	13,978,694	10,799,758	2,641,829